Note 5 - Segment Information	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
5.	Segment information

An operating segment is defined as a component of an entity for which discrete financial information is available and whose operating results are regularly reviewed by management (chief operating decision maker within the meaning of IFRS 8). Sono Motors is a start-up company that had not yet started production on the planned electric car Sion. All significant activities of the Group related to the development of the Sion and related technology, and as such, Management made decisions about allocating resources and assessing performance based on the entity as a whole and determined that Sono Group operates in one operating and reportable business segment. Furthermore, Sono Group is currently almost exclusively active in Germany, however, noncurrent assets are located in countries listed in the below table. Amounts are shown at carrying value.

	2022	2021
	kEUR	kEUR

Finland	291	898
Germany	1,400	3,990
Total	1,691	4,888

For the distribution of revenues across products, please refer to note 6.1 Revenue and cost of goods sold. Revenues result from different customers across Europe (kEUR 229, 2021: kEUR 16). The customers who each have a share of revenues greater than ten percent are located in Germany (kEUR 35, 2021: kEUR 2), Switzerland (kEUR 22, 2021: kEUR -), Sweden (kEUR 51, 2021: kEUR -) and France (kEUR 65, 2021: kEUR -).